Shareholders' equity and share-based payments - Share cancellation (Details) - Treasury shares - shares	Sep. 24, 2025	Feb. 04, 2025	Feb. 06, 2024	Sep. 21, 2023	Feb. 07, 2023	May 25, 2022
Shareholders' equity
Limit of authorization for cancellation of shares, as percentage of capital						10.00%
Period of authorization for share cancellation						24 months
Number of shares bought back and cancelled for the purpose of the shareholder's policy	74,620,711	127,622,460	25,405,361	86,012,344	128,869,261
Percentage of the share capital cancelled	3.27%	5.32%	1.05%	3.44%	4.92%